UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street, 31st Floor
         Boston, MA  02110

13F File Number:  028-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Kizik
Title:     Principal, CCO
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

   /s/  Richard Kizik     Boston, MA     November 08, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $802,511 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   NOTE 1.500% 4/0  018490AL6    17808    15485 PRN      SOLE                    15485        0        0
ALZA CORP                      SDCV 7/2         02261WAB5     6295     6985 PRN      SOLE                     6985        0        0
AMGEN INC                      NOTE 0.125% 2/0  031162AN0    95842    96183 PRN      SOLE                    96183        0        0
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3    14432    14550 PRN      SOLE                    14550        0        0
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2    23419    22360 PRN      SOLE                    22360        0        0
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682     2551     2600 SH       SOLE                     2600        0        0
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0    91689    90452 PRN      SOLE                    90452        0        0
CAMERON INTERNATIONAL CORP     NOTE 2.500% 6/1  13342BAB1    15577    11995 PRN      SOLE                    11995        0        0
COSTCO COMPANIES INC           NOTE 8/1         22160QAC6     4217     2881 PRN      SOLE                     2881        0        0
CSX CORP                       DBCV 10/3        126408GA5     4604     2315 PRN      SOLE                     2315        0        0
DANAHER CORP DEL               NOTE 1/2         235851AF9    10396     8810 PRN      SOLE                     8810        0        0
DOMINION RES INC VA NEW        NOTE 2.125%12/1  25746UAT6    11035     8953 PRN      SOLE                     8953        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AK8    28597    21692 PRN      SOLE                    21692        0        0
ERP OPER LTD PARTNERSHIP       NOTE 3.850% 8/1  26884AAV5    18601    17980 PRN      SOLE                    17980        0        0
FISHER SCIENTIFIC INTL INC     NOTE 3.250% 3/0  338032AX3     4559     3625 PRN      SOLE                     3625        0        0
GOLDCORP INC NEW               NOTE 2.000% 8/0  380956AB8     7915     6490 PRN      SOLE                     6490        0        0
INTEL CORP                     SDCV 2.950%12/1  458140AD2    25445    25510 PRN      SOLE                    25510        0        0
JEFFERIES GROUP INC NEW        DBCV 3.875%11/0  472319AG7     7607     7440 PRN      SOLE                     7440        0        0
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0    85878    85182 PRN      SOLE                    85182        0        0
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8    12226    12150 PRN      SOLE                    12150        0        0
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8    11415    10120 PRN      SOLE                    10120        0        0
NABORS INDS INC                NOTE 0.940% 5/1  629568AP1    20214    20320 PRN      SOLE                    20320        0        0
NASDAQ OMX GROUP INC           NOTE 2.500% 8/1  631103AA6    48346    48862 PRN      SOLE                    48862        0        0
NATIONAL CITY CORP             NOTE 4.000% 2/0  635405AW3    37432    36864 PRN      SOLE                    36864        0        0
NEWMONT MINING CORP            NOTE 1.625% 7/1  651639AJ5    18939    12810 PRN      SOLE                    12810        0        0
NEWMONT MINING CORP            NOTE 3.000% 2/1  651639AK2     6645     4655 PRN      SOLE                     4655        0        0
PROLOGIS                       NOTE 1.875%11/1  743410AR3     6692     7085 PRN      SOLE                     7085        0        0
PROLOGIS                       NOTE 2.625% 5/1  743410AS1     7386     7725 PRN      SOLE                     7725        0        0
PROLOGIS                       NOTE 3.250% 3/1  743410AY8     1472     1500 PRN      SOLE                     1500        0        0
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5     4641     4300 PRN      SOLE                     4300        0        0
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9    24228    19975 PRN      SOLE                    19975        0        0
TEXTRON INC                    NOTE 4.500% 5/0  883203BN0    12592     7305 PRN      SOLE                     7305        0        0
TRANSOCEAN INC                 NOTE 1.625%12/1  893830AU3     8607     8630 PRN      SOLE                     8630        0        0
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AV1    75994    77295 PRN      SOLE                    77295        0        0
US BANCORP DEL                 DBCV 12/1        902973AM8     1550     1555 PRN      SOLE                     1555        0        0
US BANCORP DEL                 DBCV 9/2         902973AQ9     4713     4909 PRN      SOLE                     4909        0        0
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1     5146     4435 PRN      SOLE                     4435        0        0
VORNADO RLTY L P               DBCV 3.625%11/1  929043AE7    10321     9985 PRN      SOLE                     9985        0        0
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804     7485     7440 SH       SOLE                     7440        0        0